Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 542,367	$ 886,434	$ 943,917
Voyage expenses	(315,121)	(297,225)	(402,294)
Vessel operating expenses	(165,375)	(184,233)	(208,601)
Time-charter hire expenses (note 10)	(13,799)	(36,341)	(43,189)
Depreciation and amortization	(106,084)	(117,212)	(124,002)
General and administrative expenses	(43,715)	(39,006)	(36,404)
Write-down and loss on sale of assets (note 19)	(92,368)	(69,446)	(5,544)
Restructuring charges	0	(1,398)	0
(Loss) income from operations	(194,095)	141,573	123,883
Equity income (loss)	$ (14,107)	5,100	2,345
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Total revenues		879,442	913,816
Voyage expenses		(297,225)	(402,294)
Vessel operating expenses		(178,293)	(184,320)
Time-charter hire expenses (note 10)		(36,341)	(43,189)
Depreciation and amortization		(116,719)	(121,126)
General and administrative expenses		(38,379)	(34,904)
Write-down and loss on sale of assets (note 19)		(72,527)	(5,544)
Restructuring charges		(1,398)
(Loss) income from operations		138,560	122,439
Equity income (loss)		5,100	2,345
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Total revenues		6,992	30,101
Voyage expenses		0	0
Vessel operating expenses		(5,940)	(24,281)
Time-charter hire expenses (note 10)		0	0
Depreciation and amortization		(493)	(2,876)
General and administrative expenses		(627)	(1,500)
Write-down and loss on sale of assets (note 19)		3,081	0
Restructuring charges		0
(Loss) income from operations		3,013	1,444
Equity income (loss)		$ 0	$ 0